Business Combination (Details)						12 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) item $ / shares shares	Aug. 10, 2023 USD ($) D $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Aug. 11, 2023 shares
Schedule of Reverse Recapitalization [Line Items]
Exchange ratio (in shares) | shares	0.02471853	0.02471853	0.02471853	0.02471853	0.02471853
Stock converted, reverse recapitalization (in shares) | shares	21,999,886	21,999,886	21,999,886	21,999,886	21,999,886
Proceeds from transaction	$ 42,854,000
Proceeds from MTAC trust account	2,704,000
Proceeds from Issuance of private placement	40,150,000
Net cash proceeds	36,854,000
Transaction costs incurred	6,069,000
Offering costs related to business combination	1,742,000					$ 1,116,000	$ 0
Transaction costs paid from proceeds	$ 4,327,000
Derivative liability, noncurrent						$ 17,100,000	$ 369,000
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]						Derivative, Gain (Loss) on Derivative, Net
Common stock, shares outstanding (in shares) | shares						347,926		26,316,681
Options and RSUs outstanding (in shares) | shares								2,816,224
Warrants outstanding (in shares) | shares	14,266,605	14,266,605	14,266,605	14,266,605	14,266,605	14,215,112	15,819,000	14,266,605
Sale of stock (in shares) | shares		4,015,002
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Net proceeds on sale of stock	$ 40,150,000
Derivative instrument, contingent consideration, liability, earnout period	5 years	5 years	5 years	5 years	5 years
Minimum
Schedule of Reverse Recapitalization [Line Items]
Earnout period, threshold trading days				20	20
Earnout period, threshold consecutive trading days	20
Maximum
Schedule of Reverse Recapitalization [Line Items]
Earnout period, threshold consecutive trading days	30				30
Derivative Instrument, Period One
Schedule of Reverse Recapitalization [Line Items]
Earnout shares vesting percentage			0.25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Derivative Instrument, Period Two
Schedule of Reverse Recapitalization [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	20.00	20.00	$ 20.00	20.00	20.00
Derivative Instrument, Period Three
Schedule of Reverse Recapitalization [Line Items]
Earnout shares vesting percentage			0.25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	25.00	25.00	$ 25.00	25.00	25.00
Derivative Instrument, Period Four
Schedule of Reverse Recapitalization [Line Items]
Earnout shares vesting percentage			0.25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	$ 30.00	$ 30.00	$ 30.00	$ 30.00	$ 30.00
MTAC Warrants
Schedule of Reverse Recapitalization [Line Items]
Derivative liability, noncurrent	$ 2,568,000	$ 2,568,000	$ 2,568,000	$ 2,568,000	$ 2,568,000	$ 16,916,000
Loss on change in fair value						(14,348,000)
Gain on change of fair value of derivative						$ 10,855,000
Contingent earnout liability
Schedule of Reverse Recapitalization [Line Items]
Shares unvested (in shares) | shares		3,125,000				3,125,000
MedTech Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Reverse recapitalization, accrued transaction costs	$ 6,000,000